Nature of Operations and Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Principles of Consolidation
Principles of Consolidation--Monarch has direct control of certain operating companies that have been deemed to be subsidiaries within the meaning of accounting principles generally accepted in the United States of America and the rules and regulations of the Securities and Exchange Commission. Accordingly, the financial statements of such companies have been consolidated with Monarch's financial statements. All significant intercompany transactions have been eliminated in consolidation.

Business Acquisiiton
Pursuant to a Stock Purchase Agreement between Monarch and the owners of Kay Concrete Materials Co. (Kay Concrete) on April 15, 2011, Monarch acquired all of the issued and outstanding shares of common stock of Kay Concrete, a ready-mixed concrete company located in southwest Missouri. The purpose of the acquisition was to expand our ready-mixed concrete business in the region. The aggregate consideration paid by Monarch at closing was approximately $5.0 million consisting of $1.4 million cash, 105,750 shares of Monarch's capital stock valued at $2.7 million based on the April 15, 2011 price per share of $26.00 and a note payable of $0.9 million. The amount of Kay Concrete's revenue and earnings included in the Company's consolidated income statement for the year ended December 31, 2011 is $3.0 million and $(0.5) million, respectively.

Use of Estimates
Use of Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification
Reclassifications--Certain reclassifications have been made to the 2012 and 2011 financial statements to conform to the current year presentation. These reclassifications had no effect on net earnings.

Cash Equivalents
Cash Equivalents--The Company considers all liquid investments with original maturities of three months or less which we do not intend to roll over beyond three months to be cash equivalents. At December 31, 2013 and 2012, cash equivalents consisted primarily of money market investments and repurchase agreements with various banks.

Investments
Investments--Equity securities for which the Company has no immediate plan to sell but that may be sold in the future are classified as available for sale. If the fair value of the equity security is readily determinable, it is carried at fair value and unrealized gains and losses are recorded, net of related income tax effects, in stockholders' equity. Realized gains and losses, based on the specifically identified cost of the security, are included in net income. Equity securities whose fair value is not readily determinable are carried at cost unless the Company is aware of significant adverse effects which have impaired the investments. Equity method investments are recorded initially at cost and subsequently adjusted for our share of the net income or loss and cash contributions or distributions to or from these entities. Our cost and equity method investments generally involve entities for which it is not practical to determine fair values.

The Company does not participate in hedging activities and does not use derivative instruments.

Receivables
Receivables--Accounts receivable are stated at the amount billed to customers. The Company provides an allowance for doubtful accounts, which is based upon a review of outstanding receivables, historical collection information and existing economic conditions. Accounts receivable are ordinarily due 30 days after the issuance of the invoice. Accounts past due are considered delinquent. Delinquent receivables are written off based on individual credit evaluation and specific circumstances of the customer.

Inventories
Inventories--Inventories of finished cement and work in process are recorded at the lower of cost or market on a last-in, first-out (LIFO) basis. Total inventories reported under LIFO amounted to $8.0 million and $8.4 million as of December 31, 2013 and 2012, respectively. Under the average cost method of accounting (which approximates current cost), these inventories would have been $4.4 million, $3.2 million and $3.8 million higher than those reported at December 31, 2013, 2012 and 2011, respectively. The cost of manufactured items includes all material, labor, factory overhead and production-related administrative overhead required in their production.

Property, Plant and Equipment
Property, Plant and Equipment--Property, plant and equipment are stated at cost of acquisition or construction. The Company capitalizes the cost of interest on borrowed funds used to finance the construction of property, plant and equipment. During 2013, 2012 and 2011, the Company capitalized approximately $88,400, $117,900 and $86,500, respectively, of interest expense related to current construction projects.

As of December 31, 2013 and 2012, the amount of accounts payable related to property, plant and equipment was approximately $737,000 and $157,000, respectively.

The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Cost of Sales	$10,900,000	$10,500,000	$10,200,000
Selling, General and Administrative Expenses	300,000	300,000	300,000
Other, net	300,000	300,000	400,000
Total	$11,500,000	$11,100,000	$10,900,000

Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company's buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets' useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

The Company continually evaluates whether events or changes in circumstances have occurred that would indicate that the carrying amount of long-lived assets may not be recoverable. An impairment loss would be recognized and the asset cost would be adjusted to fair value when undiscounted estimated future cash flows expected to result from the use of the asset and its eventual disposition is less than its carrying amount. The impairment loss would be the amount by which the carrying amount of a long-lived asset exceeds its fair value. Various factors that the Company considers in its review include changes in expected use of the assets, changes in technology, changes in operating performance and changes in expected future cash flows. No asset impairment was recognized during the years ended December 31, 2013, 2012 and 2011.

Summary Of Depreciation, Depletion and Amortization
The Company records depreciation, depletion and amortization related to manufacturing operations in Cost of Sales; those related to general operations are recorded in Selling, General and Administrative Expenses; and those related to non-operational activities are in Other, net on the Consolidated Statements of Income. The approximate amounts included in each line item as of December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Cost of Sales	$10,900,000	$10,500,000	$10,200,000
Selling, General and Administrative Expenses	300,000	300,000	300,000
Other, net	300,000	300,000	400,000
Total	$11,500,000	$11,100,000	$10,900,000

Depreciation of property, plant and equipment is provided by charges to operations over the estimated useful lives of the assets using accelerated methods. The majority of the Company's buildings, machinery and equipment are depreciated using 200% (double) declining balance depreciation. Some of the assets used in the Cement Business manufacturing process are depreciated using 150% declining balance depreciation. The Company switches to straight line depreciation once it exceeds the amount computed under the declining balance method being used until the asset is fully depreciated. The Company does not depreciate construction in process. Depletion rates for quarry lands are designed to amortize the cost over the estimated recoverable reserves. Expenditures for improvements that significantly increase the assets' useful lives are capitalized while maintenance and repairs are charged to expense as incurred.

Other Current Liabilities	Other Current Liabilities--Accrued liabilities-Other contains approximately $0.7 million and $0.5 million related to prepayments held on account in 2013 and 2012, respectively.
Income Taxes
Income Taxes--Deferred tax assets and liabilities are recognized for the tax effects of differences between the financial statement and tax bases of assets and liabilities.  A valuation allowance is established to reduce deferred tax assets if it is more likely than not that a deferred tax asset will not be realized.

Revenue Recognition
Revenue Recognition--The Company records revenue from the sale of cement, ready-mixed concrete, concrete products and sundry building materials following delivery of the products to customers.  In the event the Company receives advance payment on orders, we defer revenue recognition until the product is delivered.

Our Ready-Mixed Concrete Business previously included the concrete construction division of Tulsa Dynaspan, Inc. (TDI) which involved short-term and long-term contracts. The operations of TDI were discontinued in 2013 due to consecutive year operating losses. See Note 2, "Discontinued Operations", for further discussion. Short-term contracts for specific projects were generally of three to six months in duration. Long-term contracts relate to specific projects with terms in excess of one year from the contract date. Revenues from contracts using the cost-to-cost measures of completion were recognized based on the ratio of contract costs incurred to date to total estimated contract costs. Full provision was made for any anticipated losses. The majority of the long-term contracts would allow only scheduled billings and contained retainage provisions under which 5% to 10% of the contract invoicing may be withheld by the customer pending project completion. As of December 31, 2013, the amount of billed retainage which is included in accounts receivable was approximately $182,500, all of which is expected to be collected within one year. The amount of billed retainage which was included in accounts receivable at December 31, 2012 was approximately $170,000. The amount of unbilled revenue in accounts receivable was approximately $0.0 and $1,231,000 at December 31, 2013 and 2012, respectively. Unbilled revenue contained approximately $0.0 and $526,000 of not-currently-billable retainage at December 31, 2013 and 2012, respectively, which is expected to be collected within one year.

Cost of Sales
Cost of Sales--The Company considers all production and shipping costs, (gain) loss on disposal of operating assets, inbound freight charges, purchasing and receiving costs, inspection costs, warehousing costs and internal transfer costs as cost of sales.

Selling, General and Administrative Expenses
Selling, General and Administrative Expenses--Selling, general and administrative expenses consist of sales personnel salaries and expenses, promotional costs, accounting personnel salaries and expenses, director and administrative officer salaries and expenses, legal and professional expenses and other expenses related to overall corporate costs.

Other, net
Other, net--Other, net contains miscellaneous nonoperating income (expense) items excluding interest income, interest expense, gains (losses) on sale of equity investments, realized loss on impairment of equity investments and dividend income. Significant items in Other, net for 2012 include farm income of approximately $149,000.

Earnings Per Share
Earnings per Share--Basic earnings per share is based on the weighted average common shares outstanding during each year. Diluted earnings per share are based on the weighted average common and common equivalent shares outstanding each year. Monarch has no common stock equivalents and therefore does not report diluted earnings per share. The weighted average number of shares outstanding was 3,996,771 in 2013, 4,013,634 in 2012 and 4,033,817 in 2011.

Taxes Collected from Customers and Remitted to Governmental Authories
Taxes Collected from Customers and Remitted to Governmental Authorities--Taxes collected from customers and remitted to governmental authorities are presented in the accompanying consolidated statements of income on a net basis.

Self Insurance
Self Insurance--The Company has elected to self-insure certain costs related to employee and retiree health and accident benefits programs. Costs resulting from self-insured losses are charged to income when incurred. Health benefits provided to employees in the Ready-Mixed Concrete Business and health and accident benefits provided to employees in the Cement Business are totally self-insured but are subject to an individual stop loss of $100,000 and $200,000 for the Ready-Mixed Concrete Business and the Cement Business, respectively, with an aggregate stop loss of 120% for both lines of business.

Disclosure about Fair Value of Financial Instruments
Disclosure about Fair Value of Financial Instruments--Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Cash and cash equivalents, receivables, accounts payable and short and long-term debt have carrying values that approximate fair values. Investment fair values equal quoted market prices, if available. If quoted market prices are not available, fair value is estimated based on quoted market prices of similar securities. If it is not practicable to estimate the fair value of an investment, the investment is recorded at cost and evaluated quarterly for events that may adversely impact its fair value.

Intangibles - Goodwill and Other
Intangibles - Goodwill and Other--In September 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-8, "Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment" which was effective for fiscal years beginning after December 15, 2011. This ASU allows entities to first assess qualitative factors to determine whether events and circumstances lead to the conclusion that it is necessary to perform the two-step goodwill impairment test required under Topic 350, Intangible - Goodwill and Other. Topic 350 requires entities to test goodwill on an annual basis by comparing the fair value of a reporting unit to its carrying value including goodwill (Step 1). The second part of the test must be performed to measure the amount of impairment. Entities are not required to calculate the fair value of a reporting unit unless they conclude that it is more likely than not that the unit's carrying value is greater than its fair value based on an assessment of events and circumstances. Entities may bypass the qualitative assessment during any reporting period. The Company performed a qualitative assessment of its goodwill during the fourth quarter of 2013 and the results of that assessment led to the conclusion that it was not necessary to perform the two-step goodwill impairment test.

(u)Recently Adopted Accounting Standards--In February 2013, the FASB issued ASU No. 2013-02, "Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income". The amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. The amendments are effective prospectively for reporting periods beginning after December 15, 2012. The guidance became effective for the Company beginning January 1, 2013 and did not have a material impact on our disclosures or our consolidated financial statements.